Note 5 - Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Stock Purchase Contract Obligation, Number of Shares to be Purchased [Table Text Block]
If the applicable market value* per share	Number of shares to be purchased per
of Spire common stock is:	stock purchase contract is:
Equal to or greater than $78.6906 (“threshold appreciation price”)	0.6354 (“minimum settlement rate”)
Less than $78.6906, but greater than $64.24	$50.00 ÷ applicable market value*
Less than or equal to $64.24 (“reference price”)	0.7783 (“maximum settlement rate”)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Net	Defined Benefit	Net Unrealized
	Unrealized	Pension and	Gain (Loss) on
	Gain (Loss)	Other	Available-for-
	on Cash Flow	Postretirement	Sale Debt
	Hedges	Benefit Plans	Securities	Total
Spire
Balance at September 30, 2020	$(38.4)	$(2.9)	$0.1	$(41.2)
Other comprehensive income (loss)	46.3	(1.3)	(0.2)	44.8
Balance at September 30, 2021	7.9	(4.2)	(0.1)	3.6
Other comprehensive income (loss)	42.5	1.5	(0.4)	43.6
Balance at September 30, 2022	$50.4	$(2.7)	$(0.5)	$47.2

Spire Missouri
Balance at September 30, 2020	$—	$(2.9)	$—	$(2.9)
Other comprehensive loss	—	(1.3)	—	(1.3)
Balance at September 30, 2021	—	(4.2)	—	(4.2)
Other comprehensive income	—	1.5	—	1.5
Balance at September 30, 2022	$—	$(2.7)	$—	$(2.7)